Short-term bank loan	12 Months Ended
Sep. 30, 2019
Short-term bank loan
Short-term bank loan

Note 7 — Short-term bank loan

Short-term bank loan consists of one loan in the amount of RMB 10 million (equivalent of  approximately $1,46 million) from Bank of China (Lishui Branch), facilitated on July 11, 2018 through Forest Food, a subsidiary of the Company, as working capital for six months, with the original due date of January 10, 2019 at an annual effective interest rate of 6.09%. The loan was repaid in full upon maturity and re-issued to the Company in the same amount on January 15, 2019 as working capital for another year, with a new due date of January 14, 2020 at a lower annual effective interest rate of 4.86%.

The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.